Issued accounting pronouncements - Additional Information (Detail) $ in Billions	Apr. 01, 2020 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Financing receivable, allowance for credit loss, period increase (decrease)	$ 176
Fresh-start adjustment, increase (decrease), retained earnings (deficit)	$ 125